INVESTMENTS IN DEBT AND EQUITY SECURITIES (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2015	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Apr. 30, 2019	Dec. 31, 2016
Term of time charter, minimum period			6 years
Term of time charter, maximum period			8 years
Term of lease or charter	15 years		7 years		15 years
Amortised Cost		$ 76,234,000	$ 87,802,000		$ 76,234,000
Unrealised gains/(losses)		10,940,000	27,756,000		10,940,000
Fair value		87,174,000	115,558,000		87,174,000
Net unrealized gain			27,323,000	$ 15,304,000	12,277,000
Corporate Bond Securities [Member]
Carrying value of listed and unlisted corporate bonds		13,245,000	14,221,000		13,245,000
Corporate Bond Securities [Member]
Amortised Cost		12,601,000	13,873,000		12,601,000
Unrealised gains/(losses)		644,000	348,000		644,000
Fair value		13,245,000	14,221,000		13,245,000
Common Stock [Member]
Amortised Cost		63,633,000	73,929,000		63,633,000
Unrealised gains/(losses)			27,408,000				$ 10,296,000
Fair value		73,929,000	101,337,000		73,929,000
Corporate Bond Securities_NorAm Drilling [Member]
Amortised Cost		4,715,000	4,423,000		4,715,000
Debt Instrument, Interest Rate, Stated Percentage						9.00%
Debt Securities, Available-for-sale, Sold at Par Value			300,000
Gain (loss) on redemption			0
Unrealised gains/(losses)		477,000	477,000		477,000
Fair value		5,192,000	4,900,000		5,192,000
Oro Negro Bond
Amortised Cost		7,886,000	7,886,000		7,886,000
Unrealised gains/(losses)		167,000	(168,000)		167,000
Fair value		8,053,000	7,718,000		8,053,000
ERROR in label resolution.
Fair value		60,800,000	88,000,000.0		60,800,000
ERROR in label resolution.
Fair value		3,900,000	4,200,000		3,900,000
Corporate Bond Securities_Oro Negro Super Senior [Member]
Amortised Cost		0	1,564,000		0
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Face value of bonds						$ 1,600,000
Unrealised gains/(losses)		0	39,000		0
Fair value		0	1,603,000		0
Common Stock, ADS [Member]
Fair value		$ 9,200,000	$ 9,200,000		$ 9,200,000
Minimum [Member]
Term of lease or charter		6 years	5 years